SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Class of Warrant or Right [Line Items]
Number of warrants outstanding, beginning	1,766,702
Weighted average, exercise price, beginning	$ 1.12
Weighted average remaining life in years		3 years 10 months 24 days
Intrinsic value, beginning	$ 211,200
Number of warrants issued		4,776,046
Weighted average, exercise price, issued		$ 1.04
Weighted average remaining life in years		3 years 1 month 6 days
Number of warrants outstanding, ending		1,766,702
Weighted average, exercise price, ending		$ 1.12
Intrinsic value, ending		$ 211,200
Warrants outstanding, exercisable		1,766,702
Weighted average, exercise price, exercisable		$ 1.12
Weighted average remaining life in years, Exercisable		3 years 10 months 24 days
Intrinsic value, exercisable ending		$ 211,200
Number of warrants exercised		(2,901,298)
Weighted average, exercise price, exercised		$ 1.03
Weighted average remaining life in years, exercised
Number of warrants cancelled
Weighted average, exercise price, cancelled
Number of warrants expired		(108,047)
Weighted average, exercise price, expired
October Twenty Twenty Three SPA [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding, beginning	1,766,702
Weighted average, exercise price, beginning	$ 1.12
Weighted average remaining life in years	3 years 8 months 12 days	7 years 3 months 18 days
Intrinsic value, beginning
Number of warrants issued	583,897
Weighted average, exercise price, issued	$ 0.62
Weighted average remaining life in years	4 years 7 months 6 days
Number of warrants outstanding, ending	2,350,599	1,766,702
Weighted average, exercise price, ending	$ 0.99	$ 1.12
Intrinsic value, ending	$ 125,600
Warrants outstanding, exercisable	2,295,599
Weighted average, exercise price, exercisable	$ 0.99
Weighted average remaining life in years, Exercisable	3 years 8 months 12 days
Intrinsic value, exercisable ending	$ 125,600